Fair Value Measurements (Details Narrative) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Financial liabilities	$ 207,506	$ 145,763
Financial liabilities at fair value through profit or loss, category [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Financial liabilities	9	155
Obligations related to securities sold under repurchase agreements [member]
DisclosureOfFairValueMeasurementOfAssetsAndLiabilities [Line Items]
Financial liabilities, at fair value	$ 1,491	$ 0